Net finance (income) expense (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Net finance (income) expense
Interest and bank charges	$ 249,627	$ 142,117	$ 184,895
Interest income	(64,118)	(113,334)	(379,288)
Foreign currency exchange gain	(48,881)	(208,132)	(251,947)
Transaction costs	1,860,335	719,167
Gain on derivative liabilities	12,081,094	2,055,688
Loss on securities exchange	1,715,543
Loss on warrant re-pricing	887,827
Loss (gain) on Debentures		(88,666)	670,000
Net finance expense	$ (7,480,761)	$ (1,604,536)	$ 223,660